Employee benefits: variable compensation (Narrative) (Detail 2) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Additional shares that could have been issued to fund UBS's employee share option programs	127,664,622	130,000,000
Description of when the majority of awards were granted	February 2018
UBS option awards that have been granted since 2009	0	0
UBS SAR awards that have been granted since 2009	0	0
Weighted average discount for share and performance share awards granted	20.20%	18.10%
Carrying amount of liability related to cash-settled share-based awards | SFr	SFr 55	SFr 50
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.1
UBS AG
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of when the majority of awards were granted	February 2018
Carrying amount of liability related to cash-settled share-based awards | SFr	SFr 5	SFr 7
UBS AG | Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.1